Consolidated Statements of Change in Equity (USD $) In Thousands, except Share data	Total USD ($)	Initial public offering USD ($)	Follow-on public offering USD ($)	Total Camelot Information System Inc. shareholders' equity USD ($)	Total Camelot Information System Inc. shareholders' equity Initial public offering USD ($)	Total Camelot Information System Inc. shareholders' equity Follow-on public offering USD ($)	Preferred shares Series A preferred shares USD ($)	Preferred shares Series B preferred shares USD ($)	Ordinary Shares	Ordinary Shares Initial public offering	Ordinary Shares Follow-on public offering	Shares to be issued USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Initial public offering USD ($)	Additional paid-in capital Follow-on public offering USD ($)	Statutory reserves USD ($)	Retained earnings (Accumulated deficit) USD ($)	Accumulated other comprehensive income USD ($)	Non-controlling interest USD ($)
Beginning Balance at Dec. 31, 2009	$ 115,957			$ 115,500			$ 28,725	$ 5,000				$ 11,035	$ 20,199			$ 4,403	$ 38,791	$ 7,347	$ 457
Beginning Balance (in shares) at Dec. 31, 2009							44,055,018	4,019,328	82,640,994
Issuance of ordinary shares in connection with business acquisitions												(11,035)	11,035
Issuance of ordinary shares in connection with business acquisitions (in shares)									7,932,000
Conversion of preferred shares upon the initial public offering ("IPO")							(28,725)	(5,000)					33,725
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)							(44,055,018)	(4,019,328)	48,074,346
Issuance of ordinary shares		89,635	19,949		89,635	19,949								89,635	19,949
Issuance of ordinary shares (in shares)										36,666,668	4,296,120
Share based compensation	2,924			2,924									2,924
Transfer to statutory reserve	(3,838)															3,838	(3,838)
Foreign currency translation adjustment	6,129			6,109														6,109	20
Net (loss) income	18,683			18,597													18,597		86
Ending Balance at Dec. 31, 2010	253,277			252,714									177,467			8,241	53,550	13,456	563
Ending Balance (in shares) at Dec. 31, 2010									179,610,128
Issuance of ordinary shares in connection with business acquisitions	5,341			5,341									5,341
Issuance of ordinary shares in connection with business acquisitions (in shares)									1,152,352
Repurchase of ordinary shares	(14,415)			(14,415)									(14,415)
Repurchase of ordinary shares (in shares)									(8,473,600)
Options exercised	1,335			1,335									1,335
Options exercised (in shares)									5,332,492
Share based compensation	19,366			19,366									19,366
Transfer to statutory reserve	(2,286)															2,286	(2,286)
Dissolved of Yantai	32																		32
Foreign currency translation adjustment	8,209			8,228														8,228	(19)
Net (loss) income	(41,057)			(40,824)													(40,824)		(233)
Ending Balance at Dec. 31, 2011	232,088			231,745									189,094			10,527	10,440	21,684	343
Ending Balance (in shares) at Dec. 31, 2011									177,621,372
Shares received for transfer of noncontrolling interest of a subsidiary	(357)			(357)									(357)
Shares received for transfer of noncontrolling interest of a subsidiary (in shares)									(1,152,352)
Adjustment in additional paid-in capital due to transfer of noncontrolling interest of a subsidiary	878			878									878
Options exercised (in shares)	8,600,000								8,600,000
Share based compensation	4,441			4,441									4,441
Transfer to statutory reserve	(1,065)															1,065	(1,065)
Foreign currency translation adjustment	2,153			2,124														2,124	29
Capital investment	4,472			(17)									(17)						4,489
Net (loss) income	(40,402)			(40,546)													(40,546)		144
Ending Balance at Dec. 31, 2012	$ 203,273			$ 198,268									$ 194,039			$ 11,592	$ (31,171)	$ 23,808	$ 5,005
Ending Balance (in shares) at Dec. 31, 2012									185,069,020